Cover		12 Months Ended
	Aug. 07, 2025	Dec. 31, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 07, 2025
Entity File Number	001-38274
Entity Registrant Name	FUNKO, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	35-2593276
Entity Address, Address Line One	2802 Wetmore Avenue
Entity Address, City or Town	Everett
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98201
City Area Code	425
Local Phone Number	783-3616
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	FNKO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false	true
Document Fiscal Year Focus		2024
Document Fiscal Period Focus		FY
Entity Central Index Key	0001704711	0001704711
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Description		Other Events.On August 7, 2025, Funko, Inc. (the “Company”) expects to file a registration statement on Form S-3 under the Securities Act of 1933, as amended, to register up to $100,000,000 of the Company’s Class A common stock, preferred stock, debt securities, warrants, purchase contracts and/or units as well as the resale of up to 12,626,024 shares of the Company’s Class A common stock by a selling stockholder (the “Registration Statement”).In connection with the expected filing of the Registration Statement and the expected incorporation by reference of the report of the Company’s independent registered public accounting firm as part of the Registration Statement, the Company is refiling as Exhibit 99.1 hereto its consolidated financial statements that were previously included in its Annual Report on Form 10-K for the year ended December 31, 2024 (the “Form 10-K”), inclusive of Schedule I thereto, and the related report of the Company’s independent registered public accounting firm, which Exhibit 99.1 is incorporated by reference herein. The financial statements filed as Exhibit 99.1 hereto are identical to those included in the Form 10-K other than an update to Note 2 to the consolidated financial statements to disclose, consistent with the disclosures appearing in the Company’s previously filed Quarterly Report on Form 10-Q for the quarter ended June 30, 2025 and due to circumstances arising after the filing of the Form 10-K on March 13, 2025, that (i) the Company entered into an Amendment No. 4, dated July 16, 2025 to its Credit Agreement, dated September 17, 2021 with JPMorgan Chase Bank, N.A., as administrative agent, and the lenders party thereto (as amended, the “Credit Agreement”) and (ii) there is substantial doubt about the Company's ability to continue as a going concern because the Company is not forecasted to have sufficient cash reserves to fully repay the loans outstanding under the Credit Agreement upon maturity in September 2026, the Company has forecasted non-compliance with the maximum Net Leverage Ratio and the minimum Fixed Charge Coverage Ratio financial covenants (each as defined in the Credit Agreement) beginning with the end of the quarter ending December 31, 2025 and future quarters, and the Company anticipates insufficient cash flows to support working capital needs within the next twelve months. The report of the Company’s current independent registered public accounting firm, PricewaterhouseCoopers LLP, included in Exhibit 99.1 hereto likewise includes an explanatory paragraph relating to the Company’s ability to continue as a going concern. Other than as described in the preceding sentences, Exhibit 99.1 does not revise, modify, update or otherwise affect the Form 10-K.This Form 8-K is being filed only for the purposes described above, and all other information in the Form 10-K remains unchanged. In order to preserve the nature and character of the disclosures set forth in the Form 10-K, the items included in Exhibit 99.1 of this Form 8-K have been updated solely for the matters described above. No attempt has been made in this Form 8-K to reflect other events or occurrences after the date of the filing of the Form 10-K on March 13, 2025, and it should not be read to modify or update other disclosures as presented in the Form 10-K. As a result, this Form 8-K should be read in conjunction with the Form 10-K and the Company’s filings made with the SEC subsequent to the filing of the Form 10-K. References in the attached exhibits to the Form 10-K or parts thereof refer to the Form 10-K, filed with the Securities and Exchange Commission on March 13, 2025.